Property, plant and equipment - Schedule of Property Plant and Equipment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	€ 126,139	€ 111,474
Business combinations	13,301	5,891	€ 16,507
Ending balance	159,608	126,139	111,474
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,523	4,802
Ending balance	4,144	4,523	4,802
Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	21,540	22,070
Ending balance	27,054	21,540	22,070
Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,800	24,232
Ending balance	33,588	24,800	24,232
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	68,603	55,553
Ending balance	87,418	68,603	55,553
Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,674	1,869
Ending balance	1,978	1,674	1,869
Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,999	2,948
Ending balance	5,426	4,999	2,948
Gross carrying amount
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	561,299	558,949
Additions	65,600	48,174
Disposals	(38,736)	(48,545)
Business combinations	20,599
Exchange differences	(13,587)	2,721
Reclassifications	1,081	0
Ending balance	596,256	561,299	558,949
Gross carrying amount | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	8,548	8,537
Additions	33	11
Disposals	0	0
Business combinations	0
Exchange differences	0	0
Reclassifications	0	0
Ending balance	8,581	8,548	8,537
Gross carrying amount | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	153,863	164,539
Additions	10,812	6,171
Disposals	(4,245)	(17,130)
Business combinations	238
Exchange differences	121	(37)
Reclassifications	966	320
Ending balance	161,755	153,863	164,539
Gross carrying amount | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	147,959	144,831
Additions	14,342	11,121
Disposals	(8,302)	(12,341)
Business combinations	6,781
Exchange differences	(2,515)	5,117
Reclassifications	4,235	(769)
Ending balance	162,500	147,959	144,831
Gross carrying amount | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	238,190	228,904
Additions	31,390	27,081
Disposals	(26,049)	(18,874)
Business combinations	12,094
Exchange differences	(10,812)	(2,353)
Reclassifications	6,752	3,432
Ending balance	251,565	238,190	228,904
Gross carrying amount | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,740	8,710
Additions	562	153
Disposals	(104)	(200)
Business combinations	1,328
Exchange differences	(23)	24
Reclassifications	(3,074)	(947)
Ending balance	6,429	7,740	8,710
Gross carrying amount | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,999	3,428
Additions	8,461	3,637
Disposals	(36)	0
Business combinations	158
Exchange differences	(358)	(30)
Reclassifications	(7,798)	(2,036)
Ending balance	5,426	4,999	3,428
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(435,160)	(447,475)
Depreciation	(47,078)	(40,202)
Disposals	(36,712)	(48,250)
Impairment	(915)	756
Exchange differences	9,793	3,511
Reclassifications	0	0
Ending balance	(436,648)	(435,160)	(447,475)
Accumulated depreciation | Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,025)	(3,735)
Depreciation	(250)	(296)
Disposals	0	0
Impairment	0	0
Exchange differences	(162)	0
Reclassifications	0	6
Ending balance	(4,437)	(4,025)	(3,735)
Accumulated depreciation | Plants and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(132,323)	(142,469)
Depreciation	(6,454)	(6,879)
Disposals	(4,101)	(17,048)
Impairment	4	(23)
Exchange differences	(92)	(71)
Reclassifications	63	71
Ending balance	(134,701)	(132,323)	(142,469)
Accumulated depreciation | Industrial and commercial equipment
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(123,159)	(120,599)
Depreciation	(13,538)	(11,504)
Disposals	(7,840)	(12,262)
Impairment	(406)	(438)
Exchange differences	2,195	(1,437)
Reclassifications	(1,844)	(1,443)
Ending balance	(128,912)	(123,159)	(120,599)
Accumulated depreciation | Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(169,587)	(173,351)
Depreciation	(26,558)	(20,356)
Disposals	(24,677)	(18,747)
Impairment	(513)	1,217
Exchange differences	7,834	4,139
Reclassifications	0	17
Ending balance	(164,147)	(169,587)	(173,351)
Accumulated depreciation | Other tangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(6,066)	(6,841)
Depreciation	(278)	(1,167)
Disposals	(94)	(193)
Impairment	0	0
Exchange differences	18	880
Reclassifications	1,781	869
Ending balance	(4,451)	(6,066)	(6,841)
Accumulated depreciation | Tangible assets under construction and advances
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	(480)
Depreciation	0	0
Disposals	0	0
Impairment	0	0
Exchange differences	0	0
Reclassifications	0	480
Ending balance	€ 0	€ 0	€ (480)